Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 02, 2017
Registrant Name	DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
Central Index Key	0000810305
Amendment Flag	false
Document Creation Date	May 02, 2017
Document Effective Date	May 02, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class T
Prospectus:
Trading Symbol	DMBTX